The Groups business and general information (Details Narrative)	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2009
IRSA [Member]
Statement [Line Items]
Proportion of ownership interest		55.64%
Operation Center in Argentina [Member] | BHSA [Member]
Statement [Line Items]
Proportion of ownership interest	29.91%